                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   11/30

Date of reporting period:   8/31/04


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS AUGUST 31, 2004 (UNAUDITED)


                                                                          NUMBER OF
DESCRIPTION                                                                SHARES                    VALUE
COMMON STOCKS    96.4%
ADVERTISING    0.5%
The Interpublic Group of Cos., Inc. (a)                                   3,044,000            $      32,114,200
                                                                                               ------------------

AEROSPACE & DEFENSE    1.7%
Northrop Grumman Corp.                                                    1,233,000                   63,684,450
Raytheon Co.                                                              1,164,000                   40,425,720
                                                                                               ------------------
                                                                                                     104,110,170
                                                                                               ------------------

AUTO PARTS & EQUIPMENT    1.6%
Magna International, Inc., Class A - ADR (Canada)                         1,308,350                   97,445,908
                                                                                               ------------------

AUTOMOBILE MANUFACTURERS    2.3%
Honda Motor Co. Ltd.- ADR (Japan)                                         5,665,000                  141,511,700
                                                                                               ------------------

BROADCASTING & CABLE TV    1.6%
Clear Channel Communications, Inc.                                        2,908,000                   97,447,080
                                                                                               ------------------

COMMUNICATIONS EQUIPMENT    0.5%
Motorola, Inc.                                                            1,883,000                   30,410,450
                                                                                               ------------------

COMPUTER HARDWARE    1.5%
Hewlett-Packard Co.                                                       2,698,700                   48,279,743
International Business Machines Corp.                                       544,000                   46,071,360
                                                                                               ------------------
                                                                                                      94,351,103
                                                                                               ------------------

DATA PROCESSING & OUTSOURCING SERVICES    2.7%
Automatic Data Processing, Inc.                                           1,457,000                   57,944,890
First Data Corp.                                                          1,701,000                   71,867,250
SunGard Data Systems, Inc. (a)                                            1,723,000                   39,629,000
                                                                                               ------------------
                                                                                                     169,441,140
                                                                                               ------------------

DEPARTMENT STORES    0.8%
Kohl's Corp. (a)                                                            948,000                   46,907,040
                                                                                               ------------------

DIVERSIFIED BANKS    1.4%
Bank of America Corp.                                                     1,971,700                   88,687,066
                                                                                               ------------------

DIVERSIFIED CHEMICALS    3.4%
Bayer AG - ADR (Germany)                                                  5,345,000                  138,702,750
Dow Chemical Co.                                                          1,688,650                   72,291,106
                                                                                               ------------------
                                                                                                     210,993,856
                                                                                               ------------------

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
DIVERSIFIED COMMERCIAL SERVICES    1.2%
Equifax, Inc.                                                             3,049,000                   74,395,600
                                                                                               ------------------

ELECTRIC UTILITIES    4.4%
Consolidated Edison, Inc.                                                   913,000                   38,528,600
Edison International, Inc.                                                1,231,300                   33,097,344
Entergy Corp.                                                             1,210,000                   72,963,000
Exelon Corp.                                                              1,976,600                   72,837,710
FirstEnergy Corp.                                                         1,372,500                   55,229,400
                                                                                               ------------------
                                                                                                     272,656,054
                                                                                               ------------------

GENERAL MERCHANDISE STORES    1.3%
Target Corp.                                                              1,819,000                   81,091,020
                                                                                               ------------------

GOLD    1.2%
Newmont Mining Corp.                                                      1,695,500                   75,263,245
                                                                                               ------------------

HEALTH CARE EQUIPMENT    1.7%
Bausch & Lomb, Inc.                                                       1,563,600                  103,119,420
                                                                                               ------------------

HOTELS    2.2%
Hilton Hotels Corp.                                                       1,772,590                   31,640,731
Marriott International, Inc., Class A                                     1,083,000                   51,388,350
Starwood Hotels & Resorts Worldwide, Inc.                                 1,159,000                   51,227,800
                                                                                               ------------------
                                                                                                     134,256,881
                                                                                               ------------------

HOUSEHOLD PRODUCTS    2.0%
Kimberly-Clark Corp.                                                      1,846,000                  123,128,200
                                                                                               ------------------

INDUSTRIAL CONGLOMERATES    1.5%
General Electric Co.                                                      2,773,000                   90,926,670
                                                                                               ------------------

INDUSTRIAL MACHINERY    1.6%
Ingersoll-Rand Co., Class A - ADR (Bermuda)                                 643,800                   41,853,438
Parker Hannifin Corp.                                                     1,006,000                   54,696,220
                                                                                               ------------------
                                                                                                      96,549,658
                                                                                               ------------------

INTEGRATED OIL & GAS    9.0%
BP PLC - ADR (United Kingdom)                                             3,569,140                  191,662,818
ConocoPhillips                                                            1,472,940                  109,630,924
Exxon Mobil Corp.                                                         2,830,800                  130,499,880
Royal Dutch Petroleum Co. - ADR (Netherlands)                             2,426,000                  122,973,940
                                                                                               ------------------
                                                                                                     554,767,562
                                                                                               ------------------

INTEGRATED TELECOMMUNICATION SERVICES    3.7%
SBC Communications, Inc.                                                  1,461,000                   37,679,190
Sprint Corp.                                                              4,918,010                   96,786,437
Verizon Communications, Inc.                                              2,351,714                   92,304,775
                                                                                               ------------------
                                                                                                     226,770,402
                                                                                               ------------------

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
INVESTMENT BANKING & BROKERAGE    3.9%
Goldman Sachs Group, Inc.                                                   171,000                   15,330,150
Lehman Brothers Holdings, Inc.                                            1,523,200                  112,549,248
Merrill Lynch & Co., Inc.                                                 2,182,400                  111,455,168
                                                                                               ------------------
                                                                                                     239,334,566
                                                                                               ------------------

IT CONSULTING & OTHER SERVICES    1.2%
Accenture Ltd., Class A (Bermuda) (a)                                     2,944,200                   76,843,620
                                                                                               ------------------

LIFE & HEALTH INSURANCE    2.2%
Metlife, Inc.                                                             1,851,190                   68,956,828
Prudential Financial, Inc.                                                1,528,100                   70,567,658
                                                                                               ------------------
                                                                                                     139,524,486
                                                                                               ------------------

MANAGED HEALTH CARE    0.9%
Cigna Corp.                                                                 851,000                   56,642,560
                                                                                               ------------------

MOVIES & ENTERTAINMENT    4.6%
Time Warner, Inc. (a)                                                    10,139,000                  165,772,650
Walt Disney Co.                                                           5,386,500                  120,926,925
                                                                                               ------------------
                                                                                                     286,699,575
                                                                                               ------------------

MULTI-LINE INSURANCE    1.5%
Hartford Financial Services Group                                         1,502,040                   91,864,766
                                                                                               ------------------

OIL & GAS EQUIPMENT & SERVICES    2.7%
Schlumberger, Ltd. (Netherlands Antilles)                                 2,715,120                  167,794,416
                                                                                               ------------------

OIL & GAS REFINING & MARKETING    0.9%
Valero Energy Corp.                                                         818,190                   54,025,086
                                                                                               ------------------

OTHER DIVERSIFIED FINANCIAL SERVICES    5.3%
Citigroup, Inc.                                                           2,838,000                  132,194,040
J.P. Morgan Chase & Co.                                                   5,038,612                  199,428,263
                                                                                               ------------------
                                                                                                     331,622,303
                                                                                               ------------------

PACKAGED FOODS    2.4%
Cadbury Schweppes PLC - ADR (United Kingdom)                              2,089,700                   68,228,705
Kraft Foods, Inc.                                                         2,011,000                   62,904,080
Nestle SA - ADR (Switzerland)                                               344,070                   20,316,439
                                                                                               ------------------
                                                                                                     151,449,224
                                                                                               ------------------

PAPER PACKAGING    0.9%
Temple-Inland, Inc.                                                         867,850                   59,256,798
                                                                                               ------------------

PHARMACEUTICALS    7.7%
Bristol-Myers Squibb Co.                                                  8,468,000                  200,945,640
Roche Holdings, Ltd. - ADR (Switzerland)                                  1,127,000                  109,096,079

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

Schering-Plough Corp.                                                     6,156,000                  113,639,760
Wyeth, Inc.                                                               1,390,000                   50,832,300
                                                                                               ------------------
                                                                                                     474,513,779
                                                                                               ------------------

PROPERTY & CASUALTY    3.3%
Chubb Corp.                                                               1,968,200                  133,857,282
St. Paul Travelers Co., Inc.                                              2,054,186                   71,259,712
                                                                                               ------------------
                                                                                                     205,116,994
                                                                                               ------------------

RAILROADS    2.6%
Norfolk Southern Corp.                                                    4,454,160                  126,498,144
Union Pacific Corp.                                                         600,650                   34,303,122
                                                                                               ------------------
                                                                                                     160,801,266
                                                                                               ------------------

REGIONAL BANKS    0.7%
PNC Financial Services Group, Inc.                                          843,000                   45,243,810
                                                                                               ------------------

RESTAURANTS    0.7%
McDonald's Corp.                                                          1,687,500                   45,596,250
                                                                                               ------------------

SEMICONDUCTORS    0.7%
Intel Corp.                                                               2,046,000                   43,559,340
                                                                                               ------------------

SOFT DRINKS    1.4%
Coca-Cola Co.                                                             1,732,000                   77,437,720
PepsiCo, Inc.                                                               185,500                    9,275,000
                                                                                               ------------------
                                                                                                      86,712,720
                                                                                               ------------------

SYSTEMS SOFTWARE    1.8%
Computer Associates International, Inc.                                   2,026,000                   49,069,720
Microsoft Corp.                                                           2,203,600                   60,158,280
                                                                                               ------------------
                                                                                                     109,228,000
                                                                                               ------------------

THRIFTS & MORTGAGE FINANCE    1.6%
Freddie Mac                                                               1,472,000                   98,800,640
                                                                                               ------------------

TOBACCO    0.7%
Altria Group, Inc.                                                          944,000                   46,208,800
                                                                                               ------------------

WIRELESS TELECOMMUNICATION SERVICES    0.9%
AT&T Wireless Services, Inc. (a)                                          3,763,000                   55,015,060
                                                                                               ------------------

TOTAL LONG-TERM INVESTMENTS    96.4%
   (Cost $5,346,685,679)                                                                           5,972,198,484

REPURCHASE AGREEMENT    3.4%
Bank of America Securities LLC ($208,839,000 par collateralized by
   U.S. Government obligations in a pooled cash account, interest rate of 1.53%, dated 08/31/04, to be sold on 09/01/04 at
   $208,847,876)
     (Cost $208,839,000)                                                                             208,839,000
                                                                                               ------------------

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
TOTAL INVESTMENTS    99.8%
   (Cost $5,555,524,679)                                                                           6,181,037,484

OTHER ASSETS IN EXCESS OF LIABILITIES    0.2%                                                         12,704,874
                                                                                               ------------------

NET ASSETS    100.0%                                                                              $6,193,742,358
                                                                                               ------------------

       Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR    - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Growth and Income Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2004

By: /s/ James M. Dykas
   -------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: October 20, 2004